Goodwill (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Goodwill [Abstract]
Schedule of Goodwill	The following table presents the Group’s goodwill as of the respective balance sheet dates:
	December 31, 2023	June 30, 2024
	RMB	RMB
		(Unaudited)
Goodwill	115,414	115,414
Less: impairment	(69,853)	(69,853)
Goodwill, net	45,561	45,561
The following table presents the Group’s goodwill as of the respective balance sheet dates:
	December 31, 2022	December 31, 2023
	RMB	RMB
Goodwill	115,414	115,414
Less: impairment	(69,853)	(69,853)
Goodwill, net	45,561	45,561